Loans and Financing - Schedule of Loans and Financing (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Foreign currency
Financing expenses, Current		$ 2,084,225	$ 891,570
Financing expenses, Non-current		17,242,571	19,107,567
Foreign currency [Member]
Foreign currency
Financing expenses, Current		1,228,828	92,676
Financing expenses, Non-current		69,103	217,825
Local currency [Member]
Foreign currency
Financing expenses, Current		855,397	798,894
Financing expenses, Non-current		$ 17,173,468	18,889,742
ACC - Advances on exchange contracts [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		5.94%
Currency		USD
Index
Payment terms / non-current debt		2025
Financing expenses, Current		$ 1,015,010	52,158
Financing expenses, Non-current
Prepayment [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		5.69%
Currency		USD
Index		SOFR
Payment terms / non-current debt		2025 - 27
Financing expenses, Current		$ 100,296	5,531
Financing expenses, Non-current			174,346
Prepayment [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		7.09%
Currency		GBP, USD
Index		BoE, SOFR
Payment terms / non-current debt		2025
Financing expenses, Current			54,906
Financing expenses, Non-current			60,000
FINIMP – Import Financing [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		6.03%
Currency		USD and EUR
Index		Euribor
Payment terms / non-current debt		2025
Financing expenses, Current		$ 614	31,291
Financing expenses, Non-current			647
White Stripe credit facility [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		8.45%
Currency		USD and CAD
Index
Payment terms / non-current debt
Financing expenses, Current			2,892
Financing expenses, Non-current
Working capital - Dollar [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		7.49%
Currency		USD
Index		SOFR
Payment terms / non-current debt		2030
Financing expenses, Current		$ 6,238	362
Financing expenses, Non-current		$ 2,223	2,553
CRA - Agribusiness Credit Receivable Certificates [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		5.36%
Currency		USD
Index
Payment terms / non-current debt		2029
Financing expenses, Current		$ 719	442
Financing expenses, Non-current		$ 65,189	38,464
Scott credit facilities [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		2.20%
Currency		USD
Index
Payment terms / non-current debt		2030
Financing expenses, Current
Financing expenses, Non-current			1,815
Export credit note [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		6.96%
Currency		USD
Index		SOFR
Payment terms / non-current debt		2025
Financing expenses, Current		$ 102,367
Financing expenses, Non-current
Export credit note [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		13.48%
Currency		BRL
Index		CDI
Payment terms / non-current debt		2025 - 30
Financing expenses, Current		$ 858	2,913
Financing expenses, Non-current		$ 847	214,735
Others [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate		7.03%
Currency		Several
Index		Several
Financing expenses, Current		$ 3,584
Financing expenses, Non-current		$ 1,691
Others [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.63%
Currency		Several
Index		Several
Financing expenses, Current		$ 38,327	9,098
Financing expenses, Non-current		$ 140,454	11,012
FINAME [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	6.00%
Currency	[1]	BRL
Index	[1]
Payment terms / non-current debt	[1]	2025
Financing expenses, Current	[1]	$ 5	478
Financing expenses, Non-current	[1]		6
Notes 2.50% JBS Lux 2027 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	2.50%
Currency	[1]	USD
Index	[1]
Payment terms / non-current debt	[1]	2027
Financing expenses, Current	[1]	$ 11,458	11,542
Financing expenses, Non-current	[1]	$ 990,319	986,220
Notes 5.13% JBS Lux 2028 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	5.13%
Currency	[1]	USD
Index	[1]
Payment terms / non-current debt	[1]	2028
Financing expenses, Current	[1]	$ 19,085	19,219
Financing expenses, Non-current	[1]	$ 889,288	886,398
Notes 6.5% JBS Lux 2029 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	6.50%
Currency	[1]	USD
Index	[1]
Payment terms / non-current debt	[1]	2029
Financing expenses, Current	[1]	$ 934	1,084
Financing expenses, Non-current	[1]	$ 69,842	77,885
Notes 3.00% JBS Lux 2029 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	3.00%
Currency	[1]	USD
Index	[1]
Payment terms / non-current debt	[1]	2029
Financing expenses, Current	[1]	$ 7,399	7,458
Financing expenses, Non-current	[1]	$ 588,860	586,210
Notes 5.50% JBS Lux 2030 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	5.50%
Currency	[1]	USD
Index	[1]
Payment terms / non-current debt	[1]	2030
Financing expenses, Current	[1]	$ 31,312	31,910
Financing expenses, Non-current	[1]	$ 1,241,293	1,239,931
Notes 3.75% JBS Lux 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	3.75%
Currency	[1]	USD
Index	[1]
Payment terms / non-current debt	[1]	2031
Financing expenses, Current	[1]	$ 1,489	1,563
Financing expenses, Non-current	[1]	$ 488,985	495,338
Notes 3.00% JBS Lux 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	3.00%
Currency	[1]	USD
Index	[1]
Payment terms / non-current debt	[1]	2032
Financing expenses, Current	[1]	$ 3,750	3,833
Financing expenses, Non-current	[1]	$ 982,670	980,341
Notes 3.63% JBS Fin 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	3.63%
Currency	[1]	USD
Index	[1]
Payment terms / non-current debt	[1]	2032
Financing expenses, Current	[1]	$ 16,096	16,729
Financing expenses, Non-current	[1]	$ 955,546	984,472
Notes 5.75% JBS Lux 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	5.75%
Currency	[1]	USD
Index	[1]
Payment terms / non-current debt	[1]	2033
Financing expenses, Current	[1]	$ 23,621	29,469
Financing expenses, Non-current	[1]	$ 1,626,266	2,001,095
Notes 6.75% JBS Lux 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	6.75%
Currency	[1]	USD
Index	[1]
Payment terms / non-current debt	[1]	2034
Financing expenses, Current	[1]	$ 30,068	30,900
Financing expenses, Non-current	[1]	$ 1,485,757	1,576,065
Notes 4.38% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	4.38%
Currency	[1]	USD
Index	[1]
Payment terms / non-current debt	[1]	2052
Financing expenses, Current	[1]	$ 16,188	16,309
Financing expenses, Non-current	[1]	$ 887,691	887,237
Notes 6.50% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	6.50%
Currency	[1]	USD
Index	[1]
Payment terms / non-current debt	[1]	2052
Financing expenses, Current	[1]	$ 8,106	8,396
Financing expenses, Non-current	[1]	$ 1,526,099	1,527,284
Notes 7.25% JBS Lux 2053 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	[1]	7.25%
Currency	[1]	USD
Index	[1]
Payment terms / non-current debt	[1]	2053
Financing expenses, Current	[1]	$ 8,038	18,669
Financing expenses, Non-current	[1]	$ 883,217	883,214
Notes 4.25% PPC 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		4.25%
Currency		USD
Index
Payment terms / non-current debt		2031
Financing expenses, Current		$ 7,577	8,972
Financing expenses, Non-current		$ 844,203	984,404
Notes 3.50% PPC 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.50%
Currency		USD
Index
Payment terms / non-current debt		2032
Financing expenses, Current		$ 10,413	10,500
Financing expenses, Non-current		$ 892,253	891,184
Notes 6.25% PPC 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.25%
Currency		USD
Index
Payment terms / non-current debt		2033
Financing expenses, Current		$ 30,285	43,924
Financing expenses, Non-current		$ 966,001	984,018
Notes 6.88% PPC 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.88%
Currency		USD
Index
Payment terms / non-current debt		2034
Financing expenses, Current		$ 4,201	7,639
Financing expenses, Non-current		$ 486,078	484,577
Working capital - Reais [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		10.99%
Currency		BRL
Index		TJLP
Payment terms / non-current debt		2028
Financing expenses, Current			5,081
Financing expenses, Non-current			16,331
Working capital - Euros [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.78%
Currency		EUR
Index		Euribor
Payment terms / non-current debt		2025 - 28
Financing expenses, Current		$ 21,789	17,249
Financing expenses, Non-current		$ 8,684	10,186
CDC - Direct Consumer Credit [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		15.29%
Currency		BRL
Index
Payment terms / non-current debt		2028
Financing expenses, Current		$ 9,346	21,296
Financing expenses, Non-current		$ 815	9,020
Livestock financing - Pre [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		11.01%
Currency		BRL
Index
Payment terms / non-current debt		2025
Financing expenses, Current		$ 341,493	242,928
Financing expenses, Non-current
CRA - Agribusiness Receivables Certificate [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		6.85%
Currency		BRL
Index		CDI and IPCA
Payment terms / non-current debt
Financing expenses, Current		$ 11,415	149,060
Financing expenses, Non-current		$ 1,218,300	2,013,297
Credit line - Scott [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		7.69%
Currency		USD, EUR
Index
Payment terms / non-current debt		2025 - 37
Financing expenses, Current			20,087
Financing expenses, Non-current			529
Credit line - Beardstown Pace [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		3.65%
Currency		USD
Index
Payment terms / non-current debt		2025
Financing expenses, Current			6,689
Financing expenses, Non-current			64,700
JBS Australia Confinement Agreement [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		2.76%
Currency		AUD
Index
Payment terms / non-current debt		2050
Financing expenses, Current			993
Financing expenses, Non-current			34,053
Commercial Paper [Member] | Local currency [Member]
Foreign currency
Average annual interest rate		5.10%
Currency
Index
Payment terms / non-current debt		2028
Financing expenses, Current		$ 202,144
Financing expenses, Non-current

[1]	Corresponds to the Debt Registration with the Securities and Exchange Commission (SEC) on October 25, 2024.